UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc.,
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

March 31, 2009 (unaudited)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS
BUSINESS SERVICES & SUPPLIES — 23.1%
Brady Corporation (Class A)	431,500	$7,607,345
Charles River Laboratories International, Inc.*	460,035	12,517,552
CLARCOR, Inc.	320,000	8,060,800
Copart, Inc.*	303,800	9,010,708
Life Technologies Corp.*	535,000	17,376,800
Manpower Inc.	300,000	9,459,000
ScanSource, Inc.*	803,363	14,926,485
		$78,958,690
PRODUCER DURABLE GOODS — 15.8%
Actuant Corporation (Class A)	400,000	$4,132,000
Franklin Electric Co., Inc.	285,900	6,326,967
Graco Inc.	501,300	8,557,191
HNI Corporation	627,933	6,530,503
IDEX Corporation	540,900	11,829,483
WABCO Holdings Inc.	595,000	7,324,450
Zebra Technologies Corporation (Class A)*	486,900	9,260,838
		$53,961,432
RETAILING — 13.5%
CarMax, Inc.*	1,017,412	$12,656,605
O’Reilly Automotive, Inc.*	700,000	24,507,000
Signet Jewelers Limited	773,200	8,853,140
		$46,016,745
TRANSPORTATION — 8.9%
Heartland Express, Inc.	1,057,000	$15,654,170
Knight Transportation, Inc.	973,000	14,750,680
		$30,404,850
HEALTH CARE — 8.4%
Bio-Rad Laboratories, Inc. (Class A)*	187,200	$12,336,480
Lincare Holdings Inc.*	468,600	10,215,480
Varian Medical Systems, Inc.*	40,000	1,217,600
VCA Antech, Inc.*	215,000	4,848,250
		$28,617,810
ENERGY — 7.5%
FMC Technologies, Inc.*	195,000	$6,117,150
Helix Energy Solutions Group, Inc.*	660,900	3,397,026
Noble Corporation	670,000	16,140,300
		$25,654,476

TECHNOLOGY — 4.4%
Maxim Integrated Products, Inc.	392,000	$5,178,320
Microchip Technology Incorporated	474,951	10,064,212
		$15,242,532
ENTERTAINMENT — 3.1%
Carnival Corporation (Class A)*	499,900	$10,797,840

FINANCIAL — 3.1%
Brown & Brown, Inc.	557,300	$10,538,543

TOTAL COMMON STOCKS — 87.8% (Cost $331,544,421)		$300,192,918

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$635,000
ProLogis (Series G)	120,000	937,200
TOTAL PREFERRED STOCKS — 0.5% (Cost $5,726,454)		$1,572,200

CONVERTIBLE BONDS AND DEBENTURES
Diodes, Inc. — 2.25% 2026	$2,000,000	$1,542,500
Sealed Air Corporation — 3% 2033	2,000,000	1,847,500
Transocean, Inc. — 1.5% 2037	2,000,000	1,710,000
TOTAL CONVERTIBLE BONDS AND DEBENTURES — 1.5% (Cost $4,560,000)		$5,100,000

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE — 5.2%
Brown Shoe Company, Inc. — 8.75% 2012	$3,000,000	$2,422,500
Central Garden & Pet Company — 9.125% 2013	3,000,000	2,310,000
Deluxe Corporation — 5% 2012	2,000,000	1,500,480
Helix Energy Solutions Group, Inc. — 9.5% 2016	2,000,000	1,170,000
Invacare Corporation — 9.75% 2015	3,000,000	2,887,500
Nova Chemicals Corporation — 6.5% 2012	1,970,000	1,717,446
PolyOne Corporation — 6.58% 2011	1,500,000	675,270
Rock-Tenn Co. — 9.25% 2016†	2,000,000	1,988,980
Titan International, Inc. — 8% 2012	3,000,000	2,347,200
Unisys Corporation — 6.875% 2010	2,000,000	845,040
		$17,864,416
U.S. GOVERNMENT AND AGENCIES — 0.0%
Government National Mortgage Association (Mobile Home) — 9.75% 2010	$60,297	$62,236

TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 5.2% (Cost $23,238,637)		$17,926,652

TOTAL INVESTMENT SECURITIES — 95.0% (Cost $365,069,512)		$324,791,770

SHORT-TERM INVESTMENTS — 5.0% (Cost $16,998,670)
Toyota Motor Credit Corporation — 0.15% 4/1/09	$6,006,000	$6,006,000
Toyota Motor Credit Corporation — 0.18% 4/7/09	10,993,000	10,992,670
		$16,998,670
TOTAL INVESTMENTS — 100.0% (Cost $382,068,182) — Note 2		$341,790,440
Other assets and liabilities, net — 0.0%		10,719
TOTAL NET ASSETS — 100.0%		$341,801,159

*Non-income producing security

†                  Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. The Rock-Tenn Co. 9.25% note due 2016 constituted less than 0.6% of total net assets at March 31, 2009.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2009:

Level 1 — Quoted Prices	$301,765,118
Level 2 — Other significant observable inputs**	40,025,322
Level 3 — Significant unobservable inputs	—
Total investments	$341,790,440

**  Includes $16,998,670 of short-term investments with maturities of 60 days or less that are valued at amortized cost.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $365,540,529 for Federal income tax purposes. Net unrealized depreciation for Federal income tax purposes consists of:

Gross unrealized appreciation:	$38,806,494
Gross unrealized depreciation:	(79,555,253)
Net unrealized depreciation:	$(40,748,759)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:    May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:    May 22, 2009

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:    May 22, 2009